Loss Per Ordinary Share - Summary of Earnings Per Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Line Items]
Basic loss per ordinary share	$ (0.11)	$ (0.15)	$ (0.1)
Diluted loss per ordinary share	(0.11)	(0.15)	(0.1)
Ordinary Share
Earnings Per Share [Line Items]
Basic loss per ordinary share	(0.11)	(0.15)	(0.1)
Diluted loss per ordinary share	(0.11)	(0.15)	(0.1)
American Depositary Share
Earnings Per Share [Line Items]
Basic loss per ordinary share	(2.69)	(3.68)	(2.4)
Diluted loss per ordinary share	$ (2.69)	$ (3.68)	$ (2.4)